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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stonebrook Fund Management LLC
Address:  450 Park Avenue, 22nd Floor
          New York, New York 10022

Form 13F File Number: 028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Abel
Title: Chief Financial Officer
Phone: 212-702-4813

Signature, Place, and Date of Signing:

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
             /s/ Marc Abel   New York, New York   November 7, 2006
             --------------  -------------------  ----------------
              [Signature]      [City, State]           [Date]
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Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

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
            Report Summary:
            Number of Other Included Managers:            0
            Form 13F Information Table Entry Total:      46
            Form 13F Information Table Value Total: 1,019,954,416
                                                    --------------
                                                     (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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               STONEBROOK FUND MANAGEMENT                                   ALL FUNDS COMBINED
               -----------------------------------------------------------------------------------------------
               Portfolio Summary
ID_CUSIP
px_close_1d                                                           Stock                       $ Position
last_price_tdy Company                       Title of Class Ticker    Cusip            Shares        Long
eqy_beta       ----------------------------- -------------- ------ ------------       --------- --------------
last_price     Long Investing
CCK equity     Crown Holdings, Inc.              COM         CCK    228368106         2,081,200 $   38,710,320
FL equity      Footlocker                        COM          FL    344849104         1,518,000 $   38,329,500
UNH equity     United Healthcare Group           COM         UNH    91324P102           692,200 $   34,056,240
DHI equity     Horton (D.R.)                     COM         DHI    23331A109         1,385,065 $   33,172,307
RRD equity     RR Donnelly & Sons Co.            COM         RRD    257867101         1,003,500 $   33,075,360
FSH equity     Fisher Scientific                 COM         FSH    338032204           407,400 $   31,874,976
PSUN equity    Pacific Sunwear of California     COM         PSUN   694873100         2,066,101 $   31,156,803
NKE equity     Nike Inc                          CL-B        NKE    654106103           349,050 $   30,583,761
TRI equity     Triad Hospitals                   COM         TRI    89579K109           689,010 $   30,337,110
YRCW equity    YRC Worldwide Iunc.               COM         YRCW   984249102           815,988 $   30,224,196
ITW equity     Illinois Tool Works               COM         ITW    452308109           647,200 $   29,059,280
WCC equity     Wesco International Inc.          COM         WCC    95082P105           489,400 $   28,399,882
FDC equity     First Data Corp                   COM         FDC    319963104           672,300 $   28,236,600
RCL equity     Royal Carribean                   COM         RCL   LR0008862868  ISIN   719,000 $   27,904,390
AZO equity     Autozone                          COM         AZO    053332102           267,150 $   27,596,595
BDK equity     Black & Decker                    COM         BDK    091797100           340,500 $   27,018,675
YCC equity     Yankee Candle Co.                 COM         YCC    984757104           881,900 $   25,813,213
SPF equity     Standard Pacific                  COM         SPF    85375C101         1,083,800 $   25,469,300
KBH equity     KB Homes                          COM         KBH    48666K109           545,300 $   23,884,140
LPNT equity    Lifepoint Hospitals               COM         LPNT   53219L109           663,467 $   23,433,654
DRC equity     Dresser-Rand Group Inc.           COM         DRC    261608103         1,148,400 $   23,427,360
BZH equity     Beazer Homes USA, Inc.            COM         BZH    07556Q105           599,800 $   23,416,192
NRG equity     NRG Energy Inc.                   COM         NRG    629377508           502,900 $   22,781,370
PH equity      Parker-Hannifin                   COM          PH    701094104           289,200 $   22,479,516
LLL equity     L-3 Communications Holdings       COM         LLL    502424104           281,300 $   22,034,229
ADS GY equity  Adidas-Salomon                    COM        ADS GY DE0005003404  ISIN   466,900 $   21,972,944
JLG equity     JLG Industries                    COM         JLG    466210101         1,004,210 $   19,893,400
BBBY equity    Bed Bath & Beyond                 COM         BBBY   075896100           501,700 $   19,195,042
CAO equity     CSK Auto                          COM         CAO    125965103         1,346,800 $   18,989,880
LIZ equity     Liz Claiborne                     COM         LIZ    539320101           469,100 $   18,534,141
ETN equity     Eaton Corp                        COM         ETN    278058102           267,670 $   18,429,080
WLP equity     Wellpoint Inc.                    COM         WLP    94973V107           236,400 $   18,214,620
FINL equity    Finish Line                       CL -A       FINL   317923100         1,367,411 $   17,256,727
JOYG equity    Joy Global Inc.                   COM         JOYG   481165108           452,970 $   17,018,083
LI equity      Laidlaw                           COM          LI    50730R102           600,000 $   16,398,000
ZLC equity     Zale Corp.                        COM         ZLC    988858106           542,900 $   15,060,046
BLL equity     Ball Corp                         COM         BLL    058498106           358,300 $   14,493,235
TUES equity    Tuesday Morning                   COM         TUES   899035505         1,033,200 $   14,340,816
WSO equity     Watsco                            COM         WSO    942622200           302,100 $   13,899,621
PNR equity     Pentair Inc                       COM         PNR    709631105           525,600 $   13,765,464
BC equity      Brunswick Corp.                   COM          BC    117043109           435,400 $   13,580,126
FDC-W equity   First Data Corp -W/I              COM        FDC-W    B1F7648    SEDOL   488,000 $   11,219,120
CEM equity     Chemtura Corp.                    COM         CEM    163893100         1,135,000 $    9,840,450
CHS equity     Chico's FAS                       COM         CHS    168615102           362,300 $    7,800,319
ROST equity    Ross Stores Inc.                  COM         ROST   778296103           190,900 $    4,850,769
BKC equity     Burger King                       COM         BKC    121208201           170,900 $    2,727,564
   TOTAL LONG INVESTING.................................                                         1,019,954,416
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